Fundamental Investors®
Investment portfolio
March 31, 2022
unaudited
Common stocks 97.46% Information technology 23.11%	Shares	Value (000)
Microsoft Corp.	20,554,195	$6,337,064
Broadcom, Inc.	8,030,925	5,056,913
Micron Technology, Inc.	20,980,524	1,634,173
Applied Materials, Inc.	11,401,964	1,502,779
Apple, Inc.	6,943,754	1,212,449
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	38,840,400	803,003
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,350,278	245,040
Arista Networks, Inc.[2]	5,080,000	706,018
ASML Holding NV1	965,479	643,974
ASML Holding NV (New York registered) (ADR)	34,283	22,899
TE Connectivity, Ltd.	5,072,417	664,385
Mastercard, Inc., Class A	1,814,217	648,365
Motorola Solutions, Inc.	2,294,662	555,767
Intel Corp.	10,849,601	537,706
RingCentral, Inc., Class A2	4,554,566	533,841
SK hynix, Inc.[1]	5,570,200	533,197
NortonLifeLock, Inc.	18,619,015	493,776
KLA Corp.	1,316,568	481,943
FleetCor Technologies, Inc.[2]	1,481,298	368,932
Texas Instruments, Inc.	1,999,655	366,897
MongoDB, Inc., Class A2	799,189	354,512
Fidelity National Information Services, Inc.	3,355,357	336,945
Paychex, Inc.	2,409,916	328,881
Cisco Systems, Inc.	5,799,000	323,352
Block, Inc., Class A2	2,083,400	282,509
STMicroelectronics NV1	6,062,629	263,368
DocuSign, Inc.[2]	2,382,100	255,171
Ceridian HCM Holding, Inc.[2]	3,633,899	248,413
Wolfspeed, Inc.[2]	2,171,307	247,225
Samsung Electronics Co., Ltd.[1]	4,277,800	244,381
ServiceNow, Inc.[2]	402,053	223,899
HubSpot, Inc.[2]	466,000	221,322
MicroStrategy, Inc., Class A2	427,918	208,105
Automatic Data Processing, Inc.	842,107	191,613
Visa, Inc., Class A	774,651	171,794
Shopify, Inc., Class A, subordinate voting shares[2]	225,343	152,323
VeriSign, Inc.[2]	675,258	150,218
SAP SE1	1,144,614	127,720
Concentrix Corp.	746,975	124,416
NetApp, Inc.	1,494,303	124,027
Smartsheet, Inc., Class A2	2,238,614	122,631
Lam Research Corp.	212,822	114,415
Advanced Micro Devices, Inc.[2]	1,004,700	109,854
Edenred SA1	2,190,964	108,312
SS&C Technologies Holdings, Inc.	1,311,000	98,351
Amadeus IT Group SA, Class A, non-registered shares[1,2]	1,401,950	91,318
Fundamental Investors — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tokyo Electron, Ltd.[1]	171,200	$87,907
LiveRamp Holdings, Inc.[2]	2,295,969	85,846
Adobe, Inc.[2]	161,399	73,537
PayPal Holdings, Inc.[2]	574,381	66,427
Keyence Corp.[1]	103,100	47,934
Alteryx, Inc., Class A2	589,898	42,195
EPAM Systems, Inc.[2]	132,700	39,360
Snowflake, Inc., Class A2	162,043	37,129
MKS Instruments, Inc.	200,900	30,135
		29,084,666
Health care 12.18%
UnitedHealth Group, Inc.	4,765,488	2,430,256
Centene Corp.[2]	23,163,775	1,950,158
Eli Lilly and Company	4,734,535	1,355,829
Pfizer, Inc.	25,005,847	1,294,553
Thermo Fisher Scientific, Inc.	1,978,885	1,168,828
AstraZeneca PLC[1]	7,740,002	1,026,411
AstraZeneca PLC (ADR)	1,407,738	93,389
Abbott Laboratories	4,860,208	575,254
Cigna Corp.	2,379,712	570,203
Regeneron Pharmaceuticals, Inc.[2]	756,611	528,432
Molina Healthcare, Inc.[2]	1,401,123	467,401
Anthem, Inc.	887,167	435,794
Edwards Lifesciences Corp.[2]	2,795,128	329,043
Merck & Co., Inc.	4,000,000	328,200
Novo Nordisk A/S, Class B1	2,533,003	280,522
ResMed, Inc.	1,063,977	258,025
Seagen, Inc.[2]	1,629,383	234,713
Agilon Health, Inc.[2,3]	7,939,751	201,273
Danaher Corp.	645,406	189,317
Rede D’Or Sao Luiz SA	13,230,000	138,662
AbbVie, Inc.	811,427	131,540
Horizon Therapeutics PLC[2]	1,208,085	127,103
Novartis AG1	1,400,000	122,782
Vertex Pharmaceuticals, Inc.[2]	435,133	113,557
Ultragenyx Pharmaceutical, Inc.[2]	1,508,289	109,532
Zimmer Biomet Holdings, Inc.	798,555	102,135
Humana, Inc.	233,500	101,612
GlaxoSmithKline PLC[1]	3,876,837	83,600
NovoCure, Ltd.[2]	883,757	73,219
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	6,731,576	63,210
Twist Bioscience Corp.[2]	1,262,424	62,339
Hapvida Participacoes e Investimentos SA2	24,356,716	60,571
BeiGene, Ltd. (ADR)[2]	292,068	55,084
Gilead Sciences, Inc.	877,849	52,188
Mettler-Toledo International, Inc.[2]	37,455	51,433
Carl Zeiss Meditec AG, non-registered shares[1]	249,297	40,423
CVS Health Corp.	344,600	34,877
Tandem Diabetes Care, Inc.[2]	249,121	28,970
Kronos Bio, Inc.[2,4]	3,062,293	22,140
Guardant Health, Inc.[2]	282,958	18,743
Fundamental Investors — Page 2 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Applied Molecular Transport, Inc.[2,3,4]	2,313,601	$17,398
ZimVie, Inc.[2]	8,200	187
		15,328,906
Consumer discretionary 11.15%
Amazon.com, Inc.[2]	781,090	2,546,314
Dollar General Corp.	4,319,653	961,684
Home Depot, Inc.	2,999,780	897,924
Restaurant Brands International, Inc.	11,716,155	684,106
Coupang, Inc., Class A2	35,342,541	624,856
Evolution AB1	5,696,883	581,393
Dollar Tree Stores, Inc.[2]	3,450,435	552,587
Booking Holdings, Inc.[2]	222,836	523,319
Target Corp.	2,254,000	478,344
Caesars Entertainment, Inc.[2]	5,132,833	397,076
Marriott International, Inc., Class A2	2,209,899	388,390
TJX Companies, Inc.	5,812,425	352,117
McDonald’s Corp.	1,373,763	339,704
Industria de Diseño Textil, SA1	14,217,625	309,359
YUM! Brands, Inc.	2,244,561	266,048
LVMH Moët Hennessy-Louis Vuitton SE1	327,581	233,261
D.R. Horton, Inc.	3,095,000	230,608
Flutter Entertainment PLC[1,2]	1,991,680	228,457
NIKE, Inc., Class B	1,558,519	209,714
B&M European Value Retail SA1	29,746,458	208,402
Galaxy Entertainment Group, Ltd.[1]	33,508,000	199,148
Starbucks Corp.	2,000,000	181,940
Adient PLC[2]	4,234,822	172,654
Mercedes-Benz Group AG1,2	2,299,603	161,516
adidas AG1	683,834	159,686
Domino’s Pizza, Inc.	390,100	158,775
Burlington Stores, Inc.[2]	862,700	157,158
Prosus NV, Class N1	2,909,900	154,042
Hilton Worldwide Holdings, Inc.[2]	995,278	151,024
MercadoLibre, Inc.[2]	125,042	148,735
Entain PLC[1,2]	6,914,187	148,299
Darden Restaurants, Inc.	1,049,085	139,476
Cie. Financière Richemont SA, Class A1	978,432	124,113
Chipotle Mexican Grill, Inc.[2]	73,350	116,042
Peloton Interactive, Inc., Class A2	4,063,000	107,344
Toll Brothers, Inc.	1,923,230	90,430
Five Below, Inc.[2]	518,411	82,101
Kering SA1	129,490	81,799
Trainline PLC[1,2]	22,556,443	73,695
Lear Corp.	480,181	68,469
Aptiv PLC[2]	550,293	65,876
Floor & Decor Holdings, Inc., Class A2	796,855	64,545
Lowe’s Companies, Inc.	266,613	53,907
Kindred Group PLC (SDR)[1]	4,278,262	46,684
Carvana Co., Class A2	335,100	39,974
General Motors Company[2]	750,700	32,836
Arrival Group[2,3]	5,269,585	19,656
Fundamental Investors — Page 3 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Arrival Group[2]	1,114,462	$4,157
Farfetch, Ltd., Class A2	1,337,769	20,227
		14,037,971
Financials 10.51%
JPMorgan Chase & Co.	7,835,380	1,068,119
Blackstone, Inc., nonvoting shares	6,979,914	886,030
Apollo Asset Management, Inc.	12,515,772	775,853
CME Group, Inc., Class A	2,695,777	641,217
KKR & Co., Inc.	10,679,321	624,420
Aon PLC, Class A	1,879,539	612,034
Intercontinental Exchange, Inc.	3,810,172	503,400
Bank of America Corp.	12,016,701	495,328
S&P Global, Inc.	1,122,670	460,497
HDFC Bank, Ltd.[1]	22,825,000	440,542
Marsh & McLennan Companies, Inc.	2,451,775	417,831
BlackRock, Inc.	538,808	411,741
Capital One Financial Corp.	3,076,185	403,872
Chubb, Ltd.	1,880,779	402,299
Citizens Financial Group, Inc.	8,855,791	401,433
Arthur J. Gallagher & Co.	1,848,480	322,745
Wells Fargo & Company	6,443,104	312,233
Discover Financial Services	2,654,865	292,540
OneMain Holdings, Inc.	5,935,132	281,385
Citigroup, Inc.	5,000,000	267,000
Synchrony Financial	7,636,075	265,812
First Republic Bank	1,519,699	246,343
Moody’s Corp.	729,793	246,239
Blue Owl Capital, Inc., Class A	18,229,761	231,153
AXA SA1	7,380,000	215,525
Arch Capital Group, Ltd.[2]	4,399,241	213,011
Signature Bank	689,267	202,293
Brookfield Asset Management, Inc., Class A	3,358,176	189,972
Kotak Mahindra Bank, Ltd.[1]	7,571,000	174,098
Société Générale[1]	5,320,735	142,339
W. R. Berkley Corp.	2,099,638	139,815
Ares Management Corp., Class A	1,715,153	139,322
London Stock Exchange Group PLC[1]	1,110,776	116,049
EQT AB1	2,855,934	111,840
Fifth Third Bancorp	2,213,400	95,265
Truist Financial Corp.	1,579,856	89,578
Ping An Insurance (Group) Company of China, Ltd., Class H1	11,877,500	83,803
AIA Group, Ltd.[1]	7,048,400	73,793
Progressive Corp.	575,000	65,544
Toronto-Dominion Bank (CAD denominated)[3]	807,601	64,077
Bank of Nova Scotia (CAD denominated)[3]	597,642	42,834
Focus Financial Partners, Inc., Class A2	700,000	32,018
SVB Financial Group[2]	17,500	9,790
Morgan Stanley	98,500	8,609
ING Groep NV1	681,600	7,123
		13,226,764
Fundamental Investors — Page 4 of 11

unaudited
Common stocks (continued) Communication services 9.33%	Shares	Value (000)
Alphabet, Inc., Class C2	925,832	$2,585,840
Alphabet, Inc., Class A2	235,998	656,393
Meta Platforms, Inc., Class A2	11,439,899	2,543,776
Comcast Corp., Class A	41,376,366	1,937,241
Netflix, Inc.[2]	3,548,188	1,329,116
Charter Communications, Inc., Class A2	1,379,546	752,570
Walt Disney Company[2]	3,490,166	478,711
ZoomInfo Technologies, Inc., Class A2	5,613,232	335,335
Sea, Ltd., Class A (ADR)[2]	2,450,418	293,536
AT&T, Inc.	7,000,000	165,410
Take-Two Interactive Software, Inc.[2]	627,200	96,426
T-Mobile US, Inc.[2]	676,884	86,878
Pinterest, Inc., Class A2	3,350,481	82,455
Activision Blizzard, Inc.	868,540	69,579
Universal Music Group NV1	2,572,141	68,284
Tencent Holdings, Ltd.[1]	1,370,000	64,630
New York Times Co., Class A	1,308,000	59,959
JOYY, Inc., Class A (ADR)	1,359,636	49,939
Electronic Arts, Inc.	330,576	41,821
CD Projekt SA1	646,164	26,550
Vodafone Group PLC (ADR)[2]	892,900	14,840
		11,739,289
Consumer staples 9.12%
Philip Morris International, Inc.	26,293,710	2,470,031
Altria Group, Inc.	41,850,106	2,186,668
British American Tobacco PLC[1]	39,051,349	1,633,378
British American Tobacco PLC (ADR)	1,508,635	63,604
Nestlé SA1	6,502,967	844,220
Keurig Dr Pepper, Inc.	17,228,635	652,965
Conagra Brands, Inc.	14,996,516	503,433
Constellation Brands, Inc., Class A	2,034,224	468,523
Mondelez International, Inc.	7,372,557	462,849
Archer Daniels Midland Company	4,623,839	417,348
Bunge, Ltd.	3,299,431	365,610
Procter & Gamble Company	1,998,929	305,436
Walmart, Inc.	1,400,000	208,488
Anheuser-Busch InBev SA/NV1	2,909,572	174,514
Walgreens Boots Alliance, Inc.	3,799,345	170,097
ITC, Ltd.[1]	38,035,066	125,357
Shop Apotheke Europe NV, non-registered shares[1,2,3,4]	1,175,886	107,376
Reckitt Benckiser Group PLC (ADR)[3]	6,017,162	92,905
Church & Dwight Co., Inc.	877,783	87,234
Kraft Heinz Company	1,810,177	71,303
General Mills, Inc.	923,309	62,527
		11,473,866
Industrials 9.05%
CSX Corp.	31,774,083	1,189,939
TransDigm Group, Inc.[2]	1,673,313	1,090,230
Carrier Global Corp.	17,385,591	797,477
Deere & Company	1,900,000	789,374
Union Pacific Corp.	2,648,432	723,578
Raytheon Technologies Corp.	5,183,533	513,533
ABB, Ltd.[1,3]	15,115,700	489,047
Fundamental Investors — Page 5 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Regal Rexnord Corp.	3,231,382	$480,765
ITT, Inc.[4]	5,564,000	418,469
Airbus SE, non-registered shares[1,2]	3,265,140	394,669
Emerson Electric Co.	3,561,298	349,185
Northrop Grumman Corp.	766,401	342,750
Lockheed Martin Corp.	724,929	319,984
Norfolk Southern Corp.	1,115,449	318,148
Caterpillar, Inc.	1,330,771	296,522
TFI International, Inc. (CAD denominated)	2,546,544	271,225
Waste Connections, Inc.	1,834,233	256,242
Schneider Electric SE1,2	1,385,386	231,299
Rockwell Automation	793,381	222,171
Honeywell International, Inc.	912,429	177,540
Jacobs Engineering Group, Inc.	1,200,000	165,372
Boeing Company[2]	707,878	135,559
Nidec Corp.[1]	1,599,988	126,760
United Parcel Service, Inc., Class B	530,598	113,792
Lifco AB, Class B1	4,358,648	110,612
Sandvik AB1,2	5,000,000	106,152
Dun & Bradstreet Holdings, Inc.[2]	5,777,714	101,226
BWX Technologies, Inc.	1,769,181	95,288
FTI Consulting, Inc.[2]	579,234	91,067
United Rentals, Inc.[2]	249,957	88,787
LIXIL Corp.[1]	4,574,300	85,123
AMETEK, Inc.	601,953	80,168
L3Harris Technologies, Inc.	317,000	78,765
IMCD NV1	400,000	68,011
Robert Half International, Inc.	592,700	67,675
Safran SA1	427,279	50,218
Checkout Payments Group, Ltd., Series D1,2,5,6	159,760	49,614
Storskogen Group AB, Class B1,2	19,103,844	46,091
DSV A/S1	194,233	37,141
United Airlines Holdings, Inc.[2]	417,837	19,371
		11,388,939
Energy 5.04%
Canadian Natural Resources, Ltd.	21,634,889	1,339,645
ConocoPhillips	8,702,212	870,221
TC Energy Corp. (CAD denominated)	11,576,000	652,901
EOG Resources, Inc.	4,688,988	559,068
Baker Hughes Co., Class A	14,504,723	528,117
Coterra Energy, Inc.	19,358,518	522,099
Exxon Mobil Corp.	5,879,762	485,609
Pioneer Natural Resources Company	1,928,692	482,231
Chesapeake Energy Corp.	3,500,000	304,500
Chevron Corp.	1,517,334	247,067
Valero Energy Corp.	1,345,909	136,664
Equitrans Midstream Corp.	12,205,288	103,013
Cenovus Energy, Inc.	5,618,000	93,652
TotalEnergies SE1	263,900	13,390
Lundin Energy AB1	36,315	1,539
		6,339,716
Fundamental Investors — Page 6 of 11

unaudited
Common stocks (continued) Materials 4.40%	Shares	Value (000)
Vale SA, ordinary nominative shares (ADR)	27,075,162	$541,232
Vale SA, ordinary nominative shares	19,591,000	393,380
Grupo México, SAB de CV, Series B	110,430,100	660,693
Dow, Inc.	8,853,336	564,135
Linde PLC	1,419,147	453,318
First Quantum Minerals, Ltd.	12,865,982	445,418
Barrick Gold Corp.	17,422,000	427,362
Corteva, Inc.	7,318,738	420,681
Wheaton Precious Metals Corp.	7,750,000	368,745
Royal Gold, Inc.	2,274,591	321,354
Rio Tinto PLC[1]	2,394,543	189,949
LyondellBasell Industries NV	1,714,473	176,282
Franco-Nevada Corp.	1,023,823	162,924
Sherwin-Williams Company	524,073	130,819
Asian Paints, Ltd.[1]	2,142,500	86,554
Air Products and Chemicals, Inc.	324,328	81,053
CCL Industries, Inc., Class B, nonvoting shares	1,157,433	52,217
Newmont Corp.	455,500	36,190
Lundin Mining Corp.	3,265,900	33,099
		5,545,405
Utilities 2.09%
AES Corp.	31,195,240	802,653
CenterPoint Energy, Inc.	12,326,978	377,699
Edison International	4,965,138	348,056
National Grid PLC[1]	17,574,000	269,931
Evergy, Inc.	3,680,444	251,522
CMS Energy Corp.	3,371,995	235,837
Exelon Corp.	3,544,721	168,835
Constellation Energy Corp.	1,451,166	81,628
Enel SpA[1]	8,924,999	59,602
Brookfield Infrastructure Partners LP	573,384	37,967
		2,633,730
Real estate 1.48%
Crown Castle International Corp. REIT	3,839,811	708,829
VICI Properties, Inc. REIT	13,830,214	393,608
Gaming and Leisure Properties, Inc. REIT	7,420,155	348,228
Equinix, Inc. REIT	293,471	217,644
UDR, Inc. REIT	2,851,948	163,616
K-Fast Holding AB, Class B1,2	3,113,539	21,972
Shimao Group Holdings, Ltd.[1]	14,557,500	8,144
		1,862,041
Total common stocks (cost: $74,872,493,000)		122,661,293
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	179,683	142
Total rights & warrants (cost: $0)		142
Fundamental Investors — Page 7 of 11

unaudited
Convertible stocks 0.35% Information technology 0.22%	Shares	Value (000)
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,316	$277,424
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023[3]	1,268,873	94,290
Utilities 0.05%
AES Corp., convertible preferred units, 6.875% 2024	640,442	63,359
Total convertible stocks (cost: $273,715,000)		435,073
Short-term securities 2.20% Money market investments 2.14%
Capital Group Central Cash Fund 0.32%[4,7]	26,982,669	2,698,267
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.32%[4,7,8]	330,750	33,075
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[7,8]	7,642,184	7,642
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[7,8]	7,632,699	7,633
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[7,8]	7,632,699	7,633
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.22%[7,8]	7,632,699	7,633
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[7,8]	7,632,698	7,632
		71,248
Total short-term securities (cost: $2,769,445,000)		2,769,515
Total investment securities 100.01% (cost: $77,915,653,000)		125,866,023
Other assets less liabilities (0.01)%		(9,421)
Net assets 100.00%		$125,856,602
Fundamental Investors — Page 8 of 11

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Common stocks 0.45%
Health care 0.03%
Kronos Bio, Inc.[2]	$42,573	$—	$617	$(1,469)	$(18,347)	$22,140	$—
Applied Molecular Transport, Inc.[2,3]	32,344	—	—	—	(14,946)	17,398	—
						39,538
Consumer staples 0.09%
Shop Apotheke Europe NV, non-registered shares[1,2,3]	151,680	—	—	—	(44,304)	107,376	—
Industrials 0.33%
ITT, Inc.	524,713	42,172	—	—	(148,416)	418,469	1,469
Total common stocks						565,383
Short-term securities 2.17%
Money market investments 2.14%
Capital Group Central Cash Fund 0.32%[7]	2,325,312	3,397,725	3,024,478	(144)	(148)	2,698,267	1,088
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.32%[7,8]	17,038	16,037[9]				33,075	—[10]
Total short-term securities						2,731,342
Total 2.62%				$(1,613)	$(226,161)	$3,296,725	$2,557
Private placement securities6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D	1/11/2022	$49,614	$49,614.04%
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,069,945,000, which represented 11.18% of the net assets of the fund. This amount includes $14,020,331,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $75,580,000, which represented .06% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[7]	Rate represents the seven-day yield at 3/31/2022.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fundamental Investors — Page 9 of 11

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Fundamental Investors — Page 10 of 11

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,133,552	$2,951,114	$—	$29,084,666
Health care	13,775,168	1,553,738	—	15,328,906
Consumer discretionary	11,328,117	2,709,854	—	14,037,971
Financials	11,861,652	1,365,112	—	13,226,764
Communication services	11,579,825	159,464	—	11,739,289
Consumer staples	8,589,021	2,884,845	—	11,473,866
Industrials	9,594,202	1,745,123	49,614	11,388,939
Energy	6,324,787	14,929	—	6,339,716
Materials	5,268,902	276,503	—	5,545,405
Utilities	2,304,197	329,533	—	2,633,730
Real estate	1,831,925	30,116	—	1,862,041
Rights & warrants	142	—	—	142
Convertible stocks	435,073	—	—	435,073
Short-term securities	2,769,515	—	—	2,769,515
Total	$111,796,078	$14,020,331	$49,614	$125,866,023
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-010-0522O-S85361	Fundamental Investors — Page 11 of 11